Investment Properties - Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties (Details)	Dec. 31, 2025 USD ($)
Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties [Line Items]
Total	$ 229,876
Within 1 year [Member]
Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties [Line Items]
Total	52,180
Between 1 and 2 years [Member]
Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties [Line Items]
Total	54,088
Between 2 and 3 years [Member]
Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties [Line Items]
Total	55,997
Between 3 and 4 years [Member]
Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties [Line Items]
Total	57,907
Between 4 and 5 years [Member]
Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties [Line Items]
Total	$ 9,704